Transactions and balances with related parties	12 Months Ended
Dec. 31, 2020
Transactions and balances with related parties
Transactions and balances with related parties

29      Transactions and balances with related parties

Terms and conditions of transactions with related parties

The following is a description of related party transactions the Group has entered into since January 1, 2018, with members of our supervisory or management board, executive officers or holders of more than 10% of any class of our voting securities.

Transactions with MTN

Our shareholder Mobile Telephone Networks Holdings (Pty) Ltd sold a significant number of shares in Jumia, during the third quarter of 2020, and no longer qualifies as a related party, as of December 31, 2020.

The Group engages in several initiatives with affiliates of MTN. For example, consumers may pay for transactions on Jumia’s platform with MTN’s mobile money. The Group has also set up dedicated MTN branded online stores on our platform. For the year ended December 31, 2020, the expenses incurred with MTN amounted to EUR 220 thousand (December 31, 2019: EUR 478 thousand, December 31, 2018: EUR 487 thousand).

In 2020, the Group also entered into an agreement in which MTN prepaid for corporate and gift purchases in Jumia’s platform through vouchers, which amounted for the year ended December 31, 2020 to EUR 961 thousand, which have all been converted into revenue during the period. In 2019, MTN prepaid for their employees purchases in Jumia’s platform through the wallet top-ups which amounted for the twelve months ended December 31, 2019 to EUR 890 thousand, which have all been converted into revenue during the period.

Transactions with Key management

Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Short-term employee benefits	3,204	8,036	3,184
Other benefits	25	47	46
Share-based compensation	11,034	13,771	13,532
Total	14,263	21,854	16,762

See Note 15 for additional information regarding the share-based compensation plans.

Transactions with Jeremy Hodara

In October 2018, Jeremy Hodara, co-CEO and a member of the management board, sold his entire participation in Africa Internet General Trading LLC (“Africa Internet”) to the Group. Africa Internet is a company based in Dubai, United Arab Emirates, and was incorporated by an individual local shareholder holding 51% on our behalf and Jeremy Hodara, who held the remaining 49%. The purpose of Africa Internet is limited to the provision of operational services to the Group, such as marketing and support services. According to Africa Internet’s Memorandum of Association, Jeremy Hodara was appointed managing director of the Africa Internet. Africa Internet’s operations are financed through loans granted by the Group. Profits and losses of the company are to be borne by the Group as well. The sale of participation did not result in a change in consolidation or control.